Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 67.37%		Shares	Value

Invesco BulletShares 2028 Corporate Bond ETF (a).........................................................		6,641	$127,042
Invesco BulletShares 2029 Corporate Bond ETF (a).........................................................		21,357	370,011
iShares iBonds Dec 2028 Term Corporate ETF (a)............................................................		5,318	126,515
iShares iBonds Dec 2029 Term Corporate ETF (a)............................................................		16,950	369,341
......................................................TOTAL EXCHANGE TRADED FUNDS (Cost $1,062,856)			992,909
		Principal
U.S. TREASURY NOTE - 23.35%		Amount
		$399,800	344,234
United States Treasury Note, 1.250%, 4/30/2028 (a)
.................................................................TOTAL U.S. TREASURY NOTE (Cost $364,155)			344,234
		Notional
PURCHASED OPTIONS - 20.58% (b)(c)	Contracts	Amount

CALL OPTIONS - 20.58%
S&P 500® Mini Index, Expires 4/10/2028, Strike Price $441.28.......................................	50	$1,792,800	303,367
................................................................TOTAL PURCHASED OPTIONS (Cost $440,407)			303,367
Total Investments (Cost $1,867,418) - 111.30%...........................................................			1,640,510
Liabilities in Excess of Other Assets - (11.30)%.............................................................			(166,538)
....................................................................................TOTAL NET ASSETS - 100.00%			$1,473,972

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $1,337,143.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
PUT OPTIONS
S&P 500® Mini Index...................................	4/10/2028 $	353.03	40	$(1,434,240)	$(187,754)
TOTAL OPTIONS WRITTEN (Premiums Received $147,666)					187,754)

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